Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

The following is a summary of accrued liabilities and other payables as of December 31, 2018 and 2019 (in thousands):

	December 31,	December 31,
	2018	2019
	RMB	RMB
Customer deposits on NetEase Pay accounts	1,369,672	1,539,417
Marketing expenses and promotion materials	1,723,766	1,672,096
Accrued fixed assets related payables	354,388	304,379
Server and bandwidth service fees and technical charges	257,066	231,868
Accrued revenue sharing	373,559	578,940
Content cost	299,837	403,402
Professional fees	243,106	88,041
Accrued freight and warehousing charge	109,716	47,524
Other staff related cost	80,013	69,849
Others	194,067	357,258
	5,005,190	5,292,774